PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Other Receivables and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Prepaid Expense and Other Assets [Abstract]
Government authorities	$ 23,312	$ 21,821
Interest receivable	804	2,597
Prepaid expenses	24,863	11,157
Inventories	4,716	6,198
Other	4,271	1,788
Prepaid expenses and other current assets	$ 57,966	$ 43,561